MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Equity Securities [Roll Forward]
Equity securities, beginning balance	$ 12,033
Sales during the year	0	$ (224)
Unrealized gain (loss)	(2,024)
Equity securities, ending balance	10,009
Dividends	$ 100